Financial Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Payments of lease liabilities, classified as financing activities	€ 245	€ 698	€ 273
Payments of spectrum licenses		657
Trade and other payables, deferred payments	0	41	€ 108
Debentures and bonds issued		31,095
Commercial papers issuable	5,000
Promissory notes issued	29,779
Commercial papers issued		500
Promissory notes issuable, allowed increase	500
Available financing capacity	11,315	11,737
Available financing capacity related to fulfillment of sustainability objectives	10,282
Borrowings maturing in more than twelve months	11,148
Sustainability Linked Bilateral Facilities
Disclosure of financial liabilities [line items]
Available financing capacity related to fulfillment of sustainability objectives	4,032
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | Syndicated Loan Due December 17, 2026
Disclosure of financial liabilities [line items]
Available financing capacity related to fulfillment of sustainability objectives	750
Telefónica, S.A.
Disclosure of financial liabilities [line items]
Collateral liabilities deposit	589	€ (580)
Telefónica, S.A. | Credit Facility due March 01, 2023
Disclosure of financial liabilities [line items]
Available financing capacity related to fulfillment of sustainability objectives	5,500
Maximum
Disclosure of financial liabilities [line items]
Promissory notes issuable, allowed increase	€ 2,000
Latin America
Disclosure of financial liabilities [line items]
Proportion of gross debt (as a percent)	1.00%
2024
Disclosure of financial liabilities [line items]
Interest payable	€ 1,202
Promissory notes issued	1,144
2025
Disclosure of financial liabilities [line items]
Interest payable	1,115
Promissory notes issued	3,135
2026
Disclosure of financial liabilities [line items]
Interest payable	1,031
Promissory notes issued	2,105
2027
Disclosure of financial liabilities [line items]
Interest payable	912
Promissory notes issued	3,919
2028
Disclosure of financial liabilities [line items]
Interest payable	831
Promissory notes issued	2,110
Subsequent years
Disclosure of financial liabilities [line items]
Interest payable	7,067
Promissory notes issued	17,366
Derivative instruments
Disclosure of financial liabilities [line items]
Fair value of current financial liabilities	352
Fair value of non-current liabilities	1,940
Commercial Paper
Disclosure of financial liabilities [line items]
Promissory notes issued	€ 1,000
Average interest rate (as a percent)	3.65%	0.28%
Promissory note
Disclosure of financial liabilities [line items]
Promissory notes issued	€ 0	€ 0
Loans and other payables
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	4.47%	3.45%